Expense Example - Natixis Funds Trust I	Dec. 31, 2025 USD ($)
Mirova Global Megatrends Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	2,005
Mirova Global Megatrends Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,140
Mirova Global Megatrends Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,107
Mirova Global Megatrends Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,231
Vaughan Nelson Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,069
Vaughan Nelson Small Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	2,203
Vaughan Nelson Small Cap Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,300
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,282
Expense Example, with Redemption, 10 Years	2,157
Natixis Oakmark International Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	2,291
Natixis Oakmark International Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,497
Natixis Oakmark International Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,396
Natixis U.S. Equity Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	1,795
Natixis U.S. Equity Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	1,930
Natixis U.S. Equity Opportunities Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Natixis U.S. Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002